Options (Details 1) - $ / shares	3 Months Ended
	Feb. 29, 2020	Feb. 28, 2019
Share-based Payment Arrangement [Abstract]
Outstanding, beginning of period	2,353,829	555,651
Forfeited	(5,200)	(2,000)
Cancelled	(122,653)	0
Balance at end of period	2,225,976	553,651
Options exercisable, end of year	1,114,655	543,952
Outstanding, beginning of period	$ 8.35	$ 37.70
Forfeited	.78	14.93
Cancelled	.35	.00
Balance at end of period	8.80	37.54
Options exercisable, end of year	17.23	38.01
Outstanding, beginning of period	4.30	16.69
Forfeited	.40	8.19
Cancelled	.22	.00
Balance at end of period	4.54	16.73
Options exercisable, end of year	$ 8.80	$ 16.92